DEBT	12 Months Ended
Sep. 30, 2024
Debt Disclosure [Abstract]
DEBT

NOTE 11— DEBT

The Company borrowed from PRC banks, other financial institutions and third-parties as working capital funds. As of September 30, 2024 and 2023, the Company’s debt consisted of the following:

(a) Short-term loans:

		September 30, 2024	September 30, 2023

China Construction Bank (“CCB’)	(1)	$36,639	$179,847
Shanghai Pudong Development Bank (“SPD Bank”)	(2)	1,424,989	1,370,614
Beijing Bank	(3)	854,993	822,368
Industrial and Commercial Bank of China (“ICBC”)	(4)	142,499	137,061
Agricultural Bank of China	(5)	1,139,991	-
Bohai Bank	(6)	569,995	-
Bank of China	(7)	569,995	-
Postal Savings Bank of China	(8)	439,181	-
Qinnong Bank	(9)	498,746	-
Bank of Communication	(10)	42,465	-
Total short-term loans		$5,719,493	$2,509,890

(1) On December 30, 2022, the Company’s subsidiary, Tongchuan DT entered into a loan agreement with CCB to borrow RMB 312,159 (equivalent to US$42,785) as working capital for one year, with maturity date on December 30, 2023 and interest rate of 3.95% per annum. The loan was fully repaid upon maturity.

On May 15, 2023, Xi’an App-Chem’s subsidiary, Tianjin YHX, entered into a loan agreement with CCB to borrow RMB 1.0 million (equivalent to US$137,062) as working capital for one year, with maturity date on May 15, 2024 and interest rate of 3.80% per annum. The loan was fully repaid upon maturity.

On December 14, 2023, Tongchuan DT entered into another loan agreement with CCB to borrow RMB 257,117 (equivalent to US$36,639) as working capital for one year, with maturity date on December 14, 2024 and interest rate of 3.95% per annum.

(2) On January 16, 2023, the Company’s subsidiary, Xi’an App-Chem, obtained an approval of line of credit from SPD Bank for a maximum of RMB 10.0 million (approximately $1.4 million) loans as working capital for one year. Subsequently the Company borrowed RMB 10.0 million (equivalent to US$1.4 million) short-term loan out of this line of credit as working capital for one year, with interest rate of 4.3% per annum and maturity date on January 16, 2024 and the loan was fully repaid on its mature date.

On Feburary 7, 2024, Xi’an App-Chem, obtained an approval of line of credit from SPD Bank for a maximum of RMB 10.0 million (approximately $1.4 million) loans as working capital for one year and borrow RMB 10.0 million (equivalent to US$1.4 million) short-term loan out of this line of credit as working capital for one year subsequently, with interest rate of 4.1% per annum.

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 11— DEBT(continued)

(3) On May 11, 2023, Xi’an App-Chem, entered into a loan agreement with Beijing Bank to borrow RMB 6.0 million (approximately US$0.8 million) short-term loan as working capital for one year, with interest rate of 5.17% per annum and maturity date on May 10, 2024. The Company’s controlling shareholder, Mr. Yongwei Hu and his wife Ms. Jing Liu provided guarantee to this loan. In addition, the Company pledged its 100% ownership interest in App-Chem Ag-tech and certain patent owned by the Company as collateral to guarantee this loan. The loan was fully repaid upon maturity.

On July 17, 2024, Xi’an App-Chem, entered into a loan agreement with Beijing Bank to borrow RMB 6.0 million (approximately US$0.8 million) short-term loan as working capital for one year, with interest rate of 4.30% per annum and maturity date on July 16, 2025. The Company’s controlling shareholder, Mr. Yongwei Hu and his wife Ms. Jing Liu provided guarantee to this loan. In addition, the Company pledged its 100% ownership interest in App-Chem Ag-tech and certain patent owned by the Company as collateral to guarantee this loan.

(4) On March 14, 2023, Xi’an App-Chem’s subsidiary, Tianjin YHX, entered into a loan agreement with ICBC to borrow RMB 1.0 million (equivalent to US$137,061) as working capital for one year, with maturity date on March 13, 2024 and interest rate of 3.70% per annum. The loan was fully repaid upon maturity.

On March 19, 2024, Xi’an App-Chem’s subsidiary, Tianjin YHX, entered into a loan agreement with ICBC to borrow RMB 1.0 million (equivalent to US$137,061) as working capital for one year, with maturity date on March 13, 2024 and interest rate of 3.70% per annum.

(5) On March 23, 2024, Xi’an App-Chem, entered into a loan agreement with Agricultural Bank of China to borrow RMB 8.0 million (approximately US$1.1 million) short-term loan as working capital for one year, with interest rate of 3.7% per annum and maturity date on March 22, 2025. The Company’s controlling shareholder, Mr. Yongwei Hu and his wife Ms. Jing Liu provided guarantee to this loan.

(6) On January 23, 2024, Xi’an App-Chem, entered into a loan agreement with China Bohai Bank to borrow RMB 4.0 million (equivalent to US$0.5 million) as working capital for one year, with interest rate of 3.90% per annum and maturity date on January 21, 2025. The Company’s controlling shareholder, Mr. Yongwei Hu and his wife Ms. Jing Liu, provided guarantee to this loan.

(7) On August 2, 2024, Xi’an App-Chem, entered into a loan agreement with Bank of China to borrow RMB 4.0 million (equivalent to US$0.5 million) as working capital for one year, with interest rate of 4.10% per annum and maturity date on August 1, 2025. The Company’s controlling shareholder, Mr. Yongwei Hu and his wife Ms. Jing Liu, provided guarantee to this loan.

(8) On February 1, 2024, Xi’an App-Chem, entered into a loan agreement with Postal Savings Bank of China to borrow RMB 3.1 million (equivalent to US$0.4 million) as working capital for one year, with interest rate of 4.10% per annum and maturity date on January 31, 2025. The Company’s controlling shareholder, Mr. Yongwei Hu and his wife Ms. Jing Liu, provided guarantee to this loan.

(9) On August 12, 2024, Xi’an App-Chem, entered into a loan agreement with Qinnong Bank to borrow RMB 3.5 million (equivalent to US$0.5 million) as working capital for one year, with interest rate of 4.00% per annum and maturity date on July 11, 2025. The Company’s controlling shareholder, Mr. Yongwei Hu and his wife Ms. Jing Liu, provided guarantee to this loan.

(10) On March 15, 2024, Xi’an App-Chem’s subsidiary, Tianjin YHX, entered into a loan agreement with Bank of Communication to borrow RMB 0.3 million (equivalent to US$42,465) as working capital for one year, with maturity date on March 15, 2025 and interest rate of 3.80% per annum.

(b) Long-term loans:

		September 30, 2024	September 30, 2023

Xi’an High-Tech Emerging Industry Investment Fund Partnership	(11)	$46,523	$44,747
Webank Co., Ltd.	(12)	174,062	209,133
China Resources Shenzhen International Investment Trust	(13)	-	22,844
Huaxia Bank	(14)	926,243	603,070
Qishang Bank	(15)	284,998	411,184
Total		1,431,826	1,290,978
Less: current portion of long-term loans		(461,765)	(419,610)
Total long-term loans		$970,061	$871,368

(11) On June 26, 2017, the Company’s subsidiary, Xi’an App-Chem, entered into a loan agreement with third-party Xi’an High-tech Emerging Industries Investment Fund Partnership (the “Lender”) to borrow RMB 8.0 million (approximately $1.2 million) as working capital for three years, with maturity date on June 25, 2020 and an interest rate of 3.8% per annum. The Company’s controlling shareholder, Mr. Yongwei Hu, pledged his proportionate ownership interest in Xi’an App-chem as collateral to safeguard this loan.

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 11— DEBT (continued)

The loan matured on June 25, 2020 and not repaid on time due to COVID-19 impact. The Company has negotiated with the Lender to extend the loan repayment date to December 25, 2022 in accordance with a COVID-19 relief notice issued by local government, with adjusted interest rate of 4.75% per annum during the period from June 26, 2020 to June 25, 2021, and 5.225% per annum during the period from June 26, 2021 to December 31, 2023. The Company renew the loan agreement on January 1, 2024 for one more year with an interst rate of 5.23% and a maturity date of January 31, 2025 As of September 30, 2024, the remaining balance of RMB 0.3 million (approximately $0.05 million) was reclassified as current portion of long-term loans.

(12) On February 10, 2022, Xi’an App-Chem, entered into two loan agreements with Shenzhen Qianhai WeBank Co., Ltd, to borrow an aggregate of RMB 1.51 million (equivalent to US$212,808) loans as working capital for two years, with maturity date on February 12, 2024 and interest rate of 8.1% per annum. The loan was fully repaid on its maturity.

On June 20, 2021, Xi’an App-Chem’s subsidiary, Tianjin YHX, entered into a loan agreement with Shenzhen Qianhai WeBank Co., Ltd, to borrow RMB 620,000 (equivalent to US$96,005) as working capital for 24 months, with maturity date on June 20, 2023 and interest rate of 14.4% per annum. The loan was fully repaid during the year ended September 30, 2023.

On March 14, 2022, Tianjin YHX, entered into another loan agreement with Shenzhen Qianhai WeBank Co., Ltd, to borrow RMB 90,000 (equivalent to US$12,652) as working capital for 24 months, with maturity date on March 20, 2024 and interest rate of 15.39% per annum. The loan was fully repaid on its maturity date.

On January 12, 2023, Tianjin YHX, entered into another loan agreement with Shenzhen Qianhai WeBank Co., Ltd, to borrow RMB 150,000 (equivalent to US$20,559) as working capital for 24 months, with maturity date on January 20, 2025 and interest rate of 13.77% per annum.

On August 23, 2023, Tianjin YHX, entered into another loan agreement with Shenzhen Qianhai WeBank Co., Ltd, to borrow RMB 500,000 (equivalent to US$68,531) as working capital for 24 months, with maturity date on August 20, 2025 and interest rate of 14.76% per annum.

On September 15, 2023, Tianjin YHX, entered into another loan agreement with Shenzhen Qianhai WeBank Co., Ltd, to borrow RMB 27,000 (equivalent to US$3,701) as working capital for 24 months, with maturity date on September 15, 2025 and interest rate of 14.76% per annum.

On December 18, 2023, Tianjin YHX, entered into another loan agreement with Shenzhen Qianhai WeBank Co., Ltd, to borrow RMB 860,000 (equivalent to US$122,549,701) as working capital for 24 months, with maturity date on December 20, 2025 and interest rate of 16.02% per annum.

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 11— DEBT (continued)

(13) On February 11, 2022, Xi’an App-Chem, entered into another loan agreement with China Resources Shenzhen International Investment Trust to borrow RMB 566,667 (equivalent to US$79,661) loans as working capital for two years, with maturity date on February 12, 2024 and interest rate of 12.6% per annum. The loan was repaid in full during September 30, 2023.

(14) On May 30, 2023, Xi’an App-Chem, obtained a RMB 2 million ($274,123) working capital loans from Huaxia Bank with fixed interest rate of 5.0% per annum for three years with a maturity date on May 30, 2026. As of September 30, 2024, RMB200,000 ($28,450) was reclassified as current portion of long-term loans as of September 30, 2023.

On May 30, 2023, Xi’an App-Chem, obtained a RMB 2.4 million ($328,947) working capital loans from Huaxia Bank with fixed interest rate of 6.5% per annum for two years with a maturity date on May 30, 2025. The loan amount was repaid in full during September 30, 2024.

On March 1, 2024, Xi’an App-Chem, obtained a RMB 5.0 million ($712,494) working capital loans from Huaxia Bank with fixed interest rate of 4.5% per annum for two years with a maturity date on May 30, 2025. As of September 30, 2024, RMB600,000 ($85,450) was reclassified as current portion of long-term loans as of September 30, 2023.

(15) On August 22, 2023, the Company’s subsidiary, Xi’an App-Chem, obtained a working capital loan of RMB3.0 million ($411,184) from Qishang Bank with an interest rate of 5.80% per annum for three years, with a maturity date of August 21, 2026. As of September 30, 2024, RMB1,000,000 ($142,499) was reclassified as current portion of long-term loans.

For the above-mentioned short-term and long-term loans from PRC banks and financial institutions, interest expense amounted to $303,325, $238,224 and $446,884 for the fiscal years ended September 30, 2024, 2023 and 2022, respectively.

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS